CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income	$ 7,070,718	$ 5,821,874	$ 7,007,562
Other comprehensive income (loss)
Unrealized gains (losses) on securities arising during the period	9,931,420	(13,289,258)	2,612,889
Reclassification of realized amount	(965,985)	(967,454)	(1,834,839)
Net change in unrealized gain (loss) on securities	8,965,435	(14,256,712)	778,050
Less: Tax impact	3,048,248	(4,847,282)	264,537
Other comprehensive income (loss)	5,917,187	(9,409,430)	513,513
Comprehensive Income (Loss)	$ 12,987,905	$ (3,587,556)	$ 7,521,075